Other Income and Expense Items (Details) - Schedule of Other Income - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Abstract]
Other income	$ 2,485,353	$ 1,609,106
Australian R&D tax incentive refund [Member]
Schedule of Other Income [Abstract]
Other income	219,609	129,149
MTEC R&D Grant [Member]
Schedule of Other Income [Abstract]
Other income	2,258,757	1,472,547
Other income [Member]
Schedule of Other Income [Abstract]
Other income	$ 6,987	$ 7,410